Quarterly Report
October 31, 2024
MFS®  High Yield Pooled Portfolio
HYP-Q3

Portfolio of Investments
10/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.8%
Aerospace & Defense – 3.4%
Bombardier, Inc., 7.5%, 2/01/2029 (n)	$1,068,000	$1,112,054
Bombardier, Inc., 8.75%, 11/15/2030 (n)	714,000	773,631
Bombardier, Inc., 7.25%, 7/01/2031 (n)	1,133,000	1,170,568
Bombardier, Inc., 7%, 6/01/2032 (n)	1,035,000	1,059,633
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	1,750,000	1,749,895
Moog, Inc., 4.25%, 12/15/2027 (n)	2,565,000	2,445,301
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	1,616,000	1,793,878
TransDigm, Inc., 5.5%, 11/15/2027	2,214,000	2,194,632
TransDigm, Inc., 6.75%, 8/15/2028 (n)	1,759,000	1,796,750
TransDigm, Inc., 4.625%, 1/15/2029	1,847,000	1,753,960
TransDigm, Inc., 6.375%, 3/01/2029 (n)	1,168,000	1,185,566
TransDigm, Inc., 6.875%, 12/15/2030 (n)	3,443,000	3,529,347
		$20,565,215
Airlines – 0.8%
Air Canada, 3.875%, 8/15/2026 (n)	$2,121,000	$2,051,822
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	2,696,059	2,669,738
		$4,721,560
Automotive – 1.9%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	$3,532,000	$3,134,534
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	1,806,000	1,815,650
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	1,112,000	1,138,274
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)	1,472,000	1,451,722
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	1,941,000	1,624,346
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	1,512,000	1,320,541
Wabash National Corp., 4.5%, 10/15/2028 (n)	913,000	830,990
		$11,316,057
Broadcasting – 1.2%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	$2,153,000	$2,232,401
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	2,039,000	1,938,925
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)	625,000	587,582
Univision Communications, Inc., 8%, 8/15/2028 (n)	735,000	746,942
Univision Communications, Inc., 8.5%, 7/31/2031 (n)	1,820,000	1,788,950
		$7,294,800
Brokerage & Asset Managers – 1.5%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$2,143,000	$2,213,974
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	1,822,000	1,985,260
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	814,000	783,890
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	1,199,000	1,180,410
Hightower Holding LLC, 9.125%, 1/31/2030 (n)	457,000	481,824
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	2,477,000	2,478,603
		$9,123,961
Building – 4.8%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$2,169,000	$1,972,435
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)	1,245,000	1,309,975
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)	714,000	695,634
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	1,550,000	1,385,347
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)	714,000	735,033
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	2,073,000	1,831,567
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	2,806,000	2,648,769
Knife River Corp., 7.75%, 5/01/2031 (n)	1,875,000	1,964,271
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	1,293,000	1,192,469

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	$590,000	$600,177
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	2,074,000	1,981,559
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	2,271,000	2,197,566
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	642,000	651,708
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)	2,708,000	2,678,105
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)	1,009,000	1,015,277
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	1,312,000	1,265,392
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	2,692,000	2,473,835
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	2,156,000	2,163,095
		$28,762,214
Business Services – 1.2%
athenahealth, Inc., 6.5%, 2/15/2030 (n)	$892,000	$843,625
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	1,901,000	1,868,373
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,543,000	1,514,330
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	1,441,000	1,397,911
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	1,301,000	1,334,825
		$6,959,064
Cable TV – 5.3%
Cable One, Inc., 4%, 11/15/2030 (n)	$2,520,000	$1,986,113
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	5,940,000	5,403,437
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	4,001,000	3,573,449
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	1,360,000	1,157,071
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	1,838,000	1,468,395
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	2,150,000	1,840,078
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	2,590,000	1,364,297
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	975,000	719,678
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	876,000	864,611
DISH DBS Corp., 7.75%, 7/01/2026	1,209,000	1,022,677
DISH DBS Corp., 5.125%, 6/01/2029	1,397,000	929,323
DISH Network Corp., 11.75%, 11/15/2027 (n)	1,181,000	1,243,144
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	2,219,000	2,079,912
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	2,373,000	2,039,960
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	2,778,000	2,662,577
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	3,875,000	3,507,288
		$31,862,010
Chemicals – 2.6%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)	$1,415,000	$1,455,257
Chemours Co., 4.625%, 11/15/2029 (n)	2,738,000	2,377,156
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	1,679,000	1,368,267
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	2,765,000	2,663,556
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	2,054,000	2,094,098
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	2,371,000	2,301,841
SNF Group SACA, 3.375%, 3/15/2030 (n)	2,668,000	2,391,670
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)	1,148,000	1,208,170
		$15,860,015
Computer Software – 0.9%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$1,306,000	$1,352,712
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)	1,470,000	1,510,936
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	1,230,000	1,205,178
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	1,696,000	1,584,961
		$5,653,787

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 1.1%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)	$1,121,000	$1,082,056
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)	727,000	748,971
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	3,618,000	3,603,621
Virtusa Corp., 7.125%, 12/15/2028 (n)	1,057,000	1,024,971
		$6,459,619
Conglomerates – 2.5%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$1,503,000	$1,434,343
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	3,447,000	3,265,305
Chart Industries, Inc., 9.5%, 1/01/2031 (n)	1,018,000	1,094,389
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	2,509,000	2,551,711
Gates Corp., 6.875%, 7/01/2029 (n)	1,125,000	1,155,859
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)	1,470,000	1,512,423
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	1,513,000	1,435,039
TriMas Corp., 4.125%, 4/15/2029 (n)	2,818,000	2,629,666
		$15,078,735
Construction – 1.4%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)	$2,096,000	$2,154,745
Empire Communities Corp., 9.75%, 5/01/2029 (n)	1,999,000	2,088,601
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	697,000	686,487
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	1,441,000	1,350,243
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	2,064,000	1,972,189
		$8,252,265
Consumer Products – 2.5%
Acushnet Co., 7.375%, 10/15/2028 (n)	$1,859,000	$1,938,532
Amer Sports Co., 6.75%, 2/16/2031 (n)	2,512,000	2,551,921
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)	896,000	907,576
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	2,223,000	2,266,575
Newell Brands, Inc., 6.375%, 5/15/2030 (w)	1,242,000	1,247,676
Newell Brands, Inc., 6.625%, 5/15/2032 (w)	532,000	533,536
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032	1,427,000	1,409,163
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	2,641,000	2,586,008
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	1,833,000	1,633,911
		$15,074,898
Consumer Services – 4.0%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$3,432,000	$3,440,268
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	1,080,000	988,201
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	2,155,000	1,896,679
Garda World Security Corp., 8.375%, 11/15/2032 (n)	1,217,000	1,216,900
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	3,130,000	2,888,650
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	2,542,000	2,544,054
Match Group Holdings II LLC, 5%, 12/15/2027 (n)	1,584,000	1,546,557
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)	1,477,000	1,420,548
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	737,000	607,095
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	1,543,000	1,176,751
Service Corp. International, 5.75%, 10/15/2032	1,561,000	1,533,415
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	2,862,000	2,602,442
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	364,000	372,780
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	1,858,000	1,853,413
		$24,087,753
Containers – 1.8%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	$2,100,000	$1,892,218
Ball Corp., 2.875%, 8/15/2030	2,873,000	2,500,408
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	1,855,000	1,687,455
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	1,427,000	1,449,118

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – continued
Titan Holdings II B.V., 5.125%, 7/15/2029	EUR	1,285,000	$1,415,371
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$2,093,000	2,086,747
			$11,031,317
Electrical Equipment – 0.1%
CommScope Technologies LLC, 5%, 3/15/2027 (n)		$465,000	$411,273
Electronics – 0.9%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$551,000	$550,399
Entegris, Inc., 4.375%, 4/15/2028 (n)		1,696,000	1,621,487
Entegris, Inc., 3.625%, 5/01/2029 (n)		1,419,000	1,298,435
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		1,090,000	1,078,687
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		759,000	706,704
			$5,255,712
Emerging Market Quasi-Sovereign – 0.1%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	482,000	$488,675
Energy - Independent – 4.1%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		$1,555,000	$1,607,046
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		646,000	678,666
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		1,343,000	1,406,605
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		3,346,000	3,204,357
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)		1,699,000	1,744,013
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)		1,605,000	1,613,299
Matador Resources Co., 6.875%, 4/15/2028 (n)		1,922,000	1,956,742
Matador Resources Co., 6.5%, 4/15/2032 (n)		780,000	772,485
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		2,225,000	2,193,417
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		1,151,000	1,174,127
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)		777,000	771,402
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		2,273,000	2,359,575
SM Energy Co., 6.5%, 7/15/2028		1,152,000	1,148,748
SM Energy Co., 7%, 8/01/2032 (n)		771,000	764,749
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		1,890,000	1,816,323
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)		1,459,000	1,415,031
			$24,626,585
Energy - Integrated – 0.3%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$1,787,000	$1,858,868
Entertainment – 3.5%
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		$2,295,000	$2,301,873
Life Time, Inc., 6%, 11/15/2031 (n)		1,599,000	1,592,210
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)		898,000	934,865
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		1,468,000	1,389,081
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		1,091,000	1,089,807
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)		1,837,000	1,816,979
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		1,616,000	1,613,036
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		1,364,000	1,363,906
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		918,000	914,250
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		1,341,000	1,349,234
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		1,665,000	1,599,070
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		2,500,000	2,547,162
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		614,000	610,029
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		2,063,000	2,034,468
			$21,155,970

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 4.5%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$2,432,318	$2,293,700
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		2,681,000	2,649,084
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		2,273,000	2,405,192
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)		1,472,000	1,567,315
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		1,685,000	1,691,068
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		909,000	930,925
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		1,995,000	1,955,821
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		1,358,000	1,430,627
FTAI Aviation Ltd., 7%, 6/15/2032 (n)		762,000	781,814
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029		718,000	717,460
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		1,768,000	1,880,545
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		3,086,000	3,074,826
OneMain Finance Corp., 6.625%, 5/15/2029 (w)		1,725,000	1,725,000
OneMain Finance Corp., 5.375%, 11/15/2029		1,251,000	1,198,926
OneMain Finance Corp., 7.5%, 5/15/2031		1,144,000	1,169,910
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		1,244,000	1,240,684
			$26,712,897
Food & Beverages – 3.4%
B&G Foods, Inc., 8%, 9/15/2028 (n)		$2,234,000	$2,320,900
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		1,482,000	1,545,014
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		1,169,000	1,225,940
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)		1,166,000	1,218,764
Performance Food Group Co., 5.5%, 10/15/2027 (n)		2,428,000	2,407,422
Performance Food Group, Inc., 6.125%, 9/15/2032 (n)		1,213,000	1,218,075
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		2,882,000	2,693,479
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		790,000	781,272
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		3,105,000	2,925,312
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		2,950,000	2,841,838
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)		479,000	471,710
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		891,000	888,163
			$20,537,889
Forest & Paper Products – 0.3%
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)		$1,792,000	$1,807,995
Gaming & Lodging – 4.4%
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		$2,611,000	$2,676,412
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		2,059,000	2,052,362
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		3,591,000	3,535,184
Flutter Treasury DAC, 5%, 4/29/2029 (n)	EUR	1,030,000	1,150,028
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$272,000	278,206
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		3,716,000	3,600,603
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		1,424,000	1,249,913
Melco Resorts Finance Ltd., 5.375%, 12/04/2029		1,316,000	1,202,226
Studio City Finance Ltd., 5%, 1/15/2029 (n)		1,173,000	1,058,896
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		3,222,000	3,066,606
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		2,629,000	2,547,508
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,123,000	1,077,894
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		2,178,000	2,114,448
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		971,000	1,021,477
			$26,631,763
Industrial – 1.5%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$980,000	$980,773
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		1,330,000	1,362,766
APi Escrow Corp., 4.75%, 10/15/2029 (n)		3,090,000	2,932,400
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)		2,779,000	2,656,516

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – continued
Williams Scotsman, Inc., 6.625%, 6/15/2029 (n)	$896,000	$909,596
		$8,842,051
Insurance - Property & Casualty – 4.1%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$1,195,000	$1,214,452
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	353,000	334,054
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	1,551,000	1,464,946
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	1,389,000	1,398,352
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	2,757,000	2,729,989
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	2,238,000	2,106,405
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)	2,347,000	2,406,064
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	1,892,000	1,790,252
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	2,423,000	2,471,242
Hub International Ltd., 5.625%, 12/01/2029 (n)	965,000	934,469
Hub International Ltd., 7.25%, 6/15/2030 (n)	2,597,000	2,683,799
Hub International Ltd., 7.375%, 1/31/2032 (n)	1,095,000	1,117,011
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	2,201,000	2,253,561
Ryan Specialty LLC, 5.875%, 8/01/2032 (n)	1,474,000	1,469,076
		$24,373,672
Machinery & Tools – 1.0%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	$3,567,000	$3,758,159
Terex Corp., 5%, 5/15/2029 (n)	132,000	126,883
The Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	1,290,000	1,309,866
United Rentals North America, Inc., 6.125%, 3/15/2034 (n)	887,000	894,402
		$6,089,310
Medical & Health Technology & Services – 6.1%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$2,675,000	$2,487,930
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	2,499,000	2,416,336
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	1,464,000	1,535,985
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	3,159,000	2,895,897
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	1,242,000	1,239,969
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	1,074,000	840,918
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	4,332,000	3,780,677
Concentra, Inc., 6.875%, 7/15/2032 (n)	1,801,000	1,848,145
Encompass Health Corp., 5.75%, 9/15/2025	238,000	237,677
Encompass Health Corp., 4.75%, 2/01/2030	2,018,000	1,940,935
Encompass Health Corp., 4.625%, 4/01/2031	749,000	704,907
IQVIA, Inc., 5%, 5/15/2027 (n)	3,140,000	3,099,704
IQVIA, Inc., 6.5%, 5/15/2030 (n)	1,449,000	1,488,455
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	1,097,000	1,199,987
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	1,177,000	1,312,008
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	1,390,000	1,483,076
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	1,284,000	1,318,416
Tenet Healthcare Corp., 6.125%, 10/01/2028	1,328,000	1,326,736
Tenet Healthcare Corp., 4.375%, 1/15/2030	1,132,000	1,061,294
Tenet Healthcare Corp., 6.125%, 6/15/2030	3,143,000	3,157,716
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	1,353,000	1,380,028
		$36,756,796
Medical Equipment – 1.1%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$1,574,000	$1,703,543
Medline Borrower LP, 3.875%, 4/01/2029 (n)	957,000	895,245
Medline Borrower LP, 5.25%, 10/01/2029 (n)	2,645,000	2,561,950
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	1,339,000	1,362,357
		$6,523,095

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 2.3%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$1,854,000	$1,678,216
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		5,375,000	4,893,163
Novelis Corp., 3.25%, 11/15/2026 (n)		1,665,000	1,601,928
Novelis Corp., 4.75%, 1/30/2030 (n)		2,165,000	2,028,307
Novelis Corp., 3.875%, 8/15/2031 (n)		1,148,000	1,008,196
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		1,481,632	1,202,059
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		1,566,000	1,618,214
			$14,030,083
Midstream – 6.2%
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		$1,822,000	$1,869,447
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		1,915,000	1,798,296
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		2,852,000	2,623,604
EQM Midstream Partners LP, 5.5%, 7/15/2028		3,029,000	3,006,383
EQM Midstream Partners LP, 6.375%, 4/01/2029 (n)		798,000	810,421
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		730,000	745,553
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		1,521,000	1,509,291
NuStar Logistics LP, 6.375%, 10/01/2030		2,097,000	2,120,667
Prairie Acquiror LP, 9%, 8/01/2029 (n)		1,457,000	1,477,160
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		1,479,000	1,402,286
Sunoco LP, 7.25%, 5/01/2032 (n)		2,269,000	2,362,088
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		3,132,000	3,007,897
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		961,000	964,165
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		1,862,000	1,716,849
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		1,990,000	1,813,758
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		1,613,000	1,673,944
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		1,825,000	2,017,182
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		936,000	941,777
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		2,715,000	2,820,030
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		2,282,000	2,281,829
			$36,962,627
Network & Telecom – 1.0%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$850,000	$697,107
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		1,337,000	1,329,960
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		335,000	337,676
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		2,507,000	2,539,392
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)	EUR	891,000	1,031,043
			$5,935,178
Oil Services – 0.9%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$2,004,000	$1,894,629
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		2,232,000	2,273,276
Valaris Ltd., 8.375%, 4/30/2030 (n)		911,000	924,301
			$5,092,206
Pharmaceuticals – 0.9%
1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$943,000	$941,268
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		894,000	690,803
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		798,000	438,976
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		1,434,000	1,358,732
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		2,101,000	1,916,126
			$5,345,905
Pollution Control – 0.9%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$2,105,000	$1,990,821
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		602,000	619,829
Stericycle, Inc., 3.875%, 1/15/2029 (n)		1,980,000	1,945,443

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – continued
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		$643,000	$656,293
			$5,212,386
Precious Metals & Minerals – 0.9%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$713,000	$679,840
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		2,128,000	2,093,609
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		2,552,000	2,488,106
			$5,261,555
Real Estate - Healthcare – 0.1%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$893,000	$788,108
Real Estate - Other – 1.2%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$1,875,000	$1,785,930
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		3,012,000	3,124,095
XHR LP, REIT, 4.875%, 6/01/2029 (n)		2,367,000	2,221,791
			$7,131,816
Restaurants – 0.9%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$1,097,000	$1,116,151
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		1,345,000	1,214,736
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		2,013,000	1,830,785
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		909,000	906,704
			$5,068,376
Retailers – 1.7%
L Brands, Inc., 6.625%, 10/01/2030 (n)		$1,606,000	$1,608,078
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		1,417,000	1,384,587
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		892,000	854,852
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	1,210,000	1,033,199
Parkland Corp., 4.625%, 5/01/2030 (n)		$3,170,000	2,913,649
Parkland Corp., 6.625%, 8/15/2032 (n)		372,000	371,222
Penske Automotive Group Co., 3.75%, 6/15/2029		2,349,000	2,149,442
			$10,315,029
Specialty Stores – 1.1%
Carvana Co., 12% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$743,000	$785,843
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		1,446,697	1,724,792
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		1,053,000	757,726
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,180,000	622,295
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		2,915,000	2,829,275
			$6,719,931
Supermarkets – 0.4%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$2,440,000	$2,526,525
Telecommunications - Wireless – 1.5%
Altice France S.A., 5.5%, 1/15/2028 (n)		$1,842,000	$1,429,394
Altice France S.A., 5.125%, 7/15/2029 (n)		717,000	536,283
SBA Communications Corp., 3.875%, 2/15/2027		1,583,000	1,532,095
SBA Communications Corp., 3.125%, 2/01/2029		3,471,000	3,158,755
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	202,000	230,986
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$1,877,000	1,982,581
			$8,870,094

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telephone Services – 0.4%
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$922,529	$1,040,993
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		1,014,782	771,223
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		534,000	459,726
			$2,271,942
Transportation - Services – 0.3%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	1,596,000	$1,745,163
Utilities - Electric Power – 3.6%
Calpine Corp., 4.5%, 2/15/2028 (n)		$3,014,000	$2,902,945
Calpine Corp., 5.125%, 3/15/2028 (n)		1,767,000	1,726,951
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		1,020,000	989,398
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		4,192,000	3,742,171
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		684,000	606,123
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		2,248,000	2,158,090
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		1,286,000	1,322,789
PG&E Corp., 5.25%, 7/01/2030		2,205,000	2,148,872
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		2,004,000	1,999,229
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		2,808,000	2,743,461
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		1,516,000	1,414,481
			$21,754,510
Utilities - Gas – 0.2%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	929,000	$934,226
EP Infrastructure A.S., 1.816%, 3/02/2031		273,000	254,645
			$1,188,871
Total Bonds			$580,396,126
Exchange-Traded Funds – 1.0%
Special Products & Services – 1.0%
Invesco Senior Loan Fund ETF		287,200	$6,028,328
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		20,388	$591,252
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		3,300	$750,981
Total Common Stocks			$1,342,233
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	42,350	$29,762

Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 4.87% (v)	10,001,226	$10,002,226

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500	Put	Exchange Traded	$ 15,156,902	69	$15,111
Other Assets, Less Liabilities – 0.3%	1,773,302
Net Assets – 100.0%	$599,587,088
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,002,226 and $587,811,560, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $527,146,136, representing 87.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CDI	Interbank Deposit Certificates
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 10/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	3,894,415	EUR	3,542,525	BNP Paribas S.A.	1/17/2025	$28,172
USD	3,894,744	EUR	3,542,526	JPMorgan Chase Bank N.A.	1/17/2025	28,501
						$56,673
Liability Derivatives
GBP	225,066	USD	293,331	State Street Bank Corp.	1/17/2025	$(3,181)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$6,043,439	$—	$750,981	$6,794,420
Luxembourg	—	591,252	—	591,252
United Kingdom	—	29,762	—	29,762
Non - U.S. Sovereign Debt	—	488,675	—	488,675
U.S. Corporate Bonds	—	476,525,448	—	476,525,448
Foreign Bonds	—	103,382,003	—	103,382,003
Mutual Funds	10,002,226	—	—	10,002,226
Total	$16,045,665	$581,017,140	$750,981	$597,813,786
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$56,673	$—	$56,673
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,181)	—	(3,181)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/24	$1,670,361
Change in unrealized appreciation or depreciation	(919,380)
Balance as of 10/31/24	$750,981
At October 31, 2024, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended October 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$15,793,848	$139,345,619	$145,138,362	$1,465	$(344)	$10,002,226
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$436,671	$—